Trade and Other Payables	12 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]	Note 9 - Trade and Other Payables
	2018	2017

Trade payables	18,120,016	10,203,538
Accruals	262,816	271,535
Other tax payable	1,099,198	1,336,007
Other payables	1,986,533	1,320,136
	21,468,563	13,131,216